Securities - Summary of Amortized Cost of Available-for-Sale Securities by Contractual Maturity (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Available-for-Sale Debt Securities:
Due within one year	$ 149,348	$ 176,720
Due from one to five years	637,035	615,048
Due from five to ten years	1,146,853	1,130,037
Due after ten years	4,244,669	3,891,528
Total debt securities available for sale	6,177,905	5,813,333
Mortgage-Related Securities
Available-for-Sale Debt Securities:
Due within one year	23,017	49,797
Due from one to five years	361,118	405,157
Due from five to ten years	175,554	175,689
Due after ten years	2,631,912	2,311,689
Total debt securities available for sale	$ 3,191,601	$ 2,942,332
Available-for-Sale Securities, Average Yield
Due within one year, Average Yield	3.76%	3.03%
Due from one to five years, Average Yield	3.18%	3.16%
Due from five to ten years, Average Yield	2.48%	2.48%
Due after ten years, Average Yield	1.98%	2.15%
Total securities available for sale, Average Yield	2.16%	2.32%
U.S. Government and GSE obligations
Available-for-Sale Debt Securities:
Due within one year	$ 75,943	$ 75,934
Due from one to five years	21,924	21,924
Due from five to ten years	238,052	138,053
Due after ten years	1,162,354	987,326
Total debt securities available for sale	$ 1,498,273	$ 1,223,237
Available-for-Sale Securities, Average Yield
Due within one year, Average Yield	0.54%	0.56%
Due from one to five years, Average Yield	3.52%	3.52%
Due from five to ten years, Average Yield	2.16%	2.37%
Due after ten years, Average Yield	1.53%	1.60%
Total securities available for sale, Average Yield	1.61%	1.66%
State, County, and Municipal
Available-for-Sale Debt Securities:
Due from five to ten years	$ 19,840	$ 19,898
Due after ten years	5,875	5,878
Total debt securities available for sale	$ 25,715	$ 25,776
Available-for-Sale Securities, Average Yield
Due from five to ten years, Average Yield	3.51%	3.51%	[1]
Due after ten years, Average Yield	3.33%	3.33%	[1]
Total securities available for sale, Average Yield	3.47%	3.47%	[1]
Other Debt Securities
Available-for-Sale Debt Securities:
Due within one year	$ 49,817	$ 49,704	[2]
Due from one to five years	223,181	151,873	[2]
Due from five to ten years	706,390	779,401	[2]
Due after ten years	532,230	540,500	[2]
Total debt securities available for sale	$ 1,511,618	$ 1,521,478	[2]
Available-for-Sale Securities, Average Yield
Due within one year, Average Yield	3.01%	3.02%
Due from one to five years, Average Yield	1.87%	2.22%
Due from five to ten years, Average Yield	2.03%	1.88%
Due after ten years, Average Yield	1.25%	1.29%
Total securities available for sale, Average Yield	1.76%	1.74%

[1]	Not presented on a tax-equivalent basis.
[2]	Includes corporate bonds, capital trust notes, foreign notes, and asset-backed securities.